Transactions with Related Parties, Third Jelco Loan (Details) - Jelco [Member] - Third Jelco Loan [Member] - USD ($) $ in Thousands	Mar. 27, 2019	Apr. 10, 2018
Loan Agreement [Abstract]
Face amount		$ 2,000
Unpaid interest	$ 96